Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,887,122,467.80
Previously Paid Amount	0.00
Total Fee Amount	288,918.44
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 288,918.44
Narrative - Max Aggregate Offering Price	$ 1,887,122,467.80
Final Prospectus	true